Note 26 - Contingencies and Other Matters (Details Textual) $ in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Aug. 31, 2010	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2013 CAD ($)
Statement Line Items [Line Items]
Gains on litigation settlements		$ 93.8
Proceeds from litigation settlement	$ 14.1
Estimated financial effect of contingent assets	$ 62.8			$ 64.2		$ 81.5	$ 81.5
Minera La Encantada, S.A. de C.V. [member]
Statement Line Items [Line Items]
Tax assessments by SAT related to audits of 2012 tax return				7.8
Tax assessments by SAT related to audits of 2013 tax return				$ 6.3
Mexico - San Dimas [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Percent of silver production required to be sold			100.00%	50.00%	50.00%
Maximum silver production required to be sold				6,000,000	6,000,000
Silver, selling price, per ounce				4.04	4.04
Purchase agreement, annual inflation increase, percent				1.00%	1.00%
Potential incremental income tax before interest and penalties				$ 219.2	$ 4,373
Potential incremental income tax liabilities inclusive interest and penalties				$ 246.6	$ 4,919